Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

April 30, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS – 98.7%

Angola – 3.5%
Angolan Government International Bond, 9.50%, 11/12/25(1)	$57,000	$58,361
Angolan Government International Bond, 8.75%, 04/14/32(1)	171,000	155,343
Angolan Government International Bond, 9.38%, 05/08/48(1)	130,000	111,150
Total Angola		324,854

Argentina – 5.5%
Argentine Republic Government International Bond, 1.00%, 07/09/29	199,000	117,970
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	308,000	178,332
Provincia de Buenos Aire, 6.38%, 09/01/37(2)	166,889	73,932
YPF SA, 6.95%, 07/21/27	68,000	61,923
YPF SA, 9.50%, 01/17/31(1)	71,000	71,880
Total Argentina		504,037

Azerbaijan – 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(1)	24,000	24,156

Bahrain – 2.0%
Bahrain Government International Bond, 5.63%, 09/30/31(1)	12,000	11,115
Bahrain Government International Bond, 5.25%, 01/25/33(1)	50,000	43,810
Bahrain Government International Bond, 5.63%, 05/18/34(1)	63,000	55,538
Bahrain Government International Bond, 7.50%, 02/12/36(1)	40,000	39,842
Bapco Energies BSCC, 7.50%, 10/25/27	36,000	36,529
Total Bahrain		186,834

Brazil – 8.5%
3r Lux Sarl, 9.75%, 02/05/31(1)	64,000	67,335
Braskem Netherlands Finance BV, 4.50%, 01/10/28(1)	72,000	64,440
Brazilian Government International Bond, 6.00%, 10/20/33	151,000	144,507
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	70,797
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	83,666	72,685
Minerva Luxembourg SA, 4.38%, 03/18/31	202,000	165,324
MV24 Capital BV, 6.75%, 06/01/34(1)	99,989	92,200
Samarco Mineracao SA, 9.00%, 06/30/31(1)(3)	111,231	101,591
Total Brazil		778,879

Chile – 1.6%
ATP Tower Holdings LLC / Andean Tower Partners Colombia Sas / Andean Telecom Par, 4.05%, 04/27/26(1)	164,000	153,340

China – 1.4%
Prosus NV, 3.06%, 07/13/31	158,000	127,764

Colombia – 7.1%
AI Candelaria Spain SA, 5.75%, 06/15/33	108,000	84,105
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(4)(5)	104,000	73,249
Colombia Government International Bond, 4.50%, 03/15/29	9,000	8,077
Colombia Government International Bond, 3.00%, 01/30/30	85,000	68,297
Colombia Government International Bond, 3.13%, 04/15/31	66,000	51,084
Colombia Government International Bond, 8.00%, 11/14/35	134,000	135,400
Colombia Government International Bond, 6.13%, 01/18/41	30,000	24,652
Colombia Government International Bond, 3.88%, 02/15/61	62,000	33,464
Geopark Ltd., 5.50%, 01/17/27	100,000	90,344
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	81,000	70,597
Total Colombia		639,269

Costa Rica – 0.1%
Costa Rica Government International Bond, 7.16%, 03/12/45	7,000	7,224

Dominican Republic – 2.6%
Dominican Republic International Bond, 5.50%, 02/22/29	107,000	102,218
Dominican Republic International Bond, 4.88%, 09/23/32	157,000	137,964
Total Dominican Republic		240,182

Ecuador – 3.4%
Ecuador Government International Bond, 6.00%, 07/31/30(2)	451,000	317,279

Egypt – 4.3%
Egypt Government International Bond, 5.75%, 05/29/24(1)	22,000	22,011
Egypt Government International Bond, 5.88%, 06/11/25(1)	4,000	3,914
Egypt Government International Bond, 5.25%, 10/06/25(1)	10,000	9,487
Egypt Government International Bond, 3.88%, 02/16/26(1)	202,000	183,567
Egypt Government International Bond, 7.63%, 05/29/32(1)	148,000	123,534
Egypt Government International Bond, 7.50%, 02/16/61(1)	101,000	69,280
Total Egypt		411,793

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

El Salvador – 0.9%
El Salvador Government International Bond, 6.38%, 01/18/27	$17,000	$15,104
El Salvador Government International Bond, 7.65%, 06/15/35	84,000	61,058
Total El Salvador		76,162

Ethiopia – 0.4%
Ethiopia International Bond, 6.63%, 12/11/24(1)(6)	50,000	35,547

Gabon – 0.3%
Gabon Government International Bond, 7.00%, 11/24/31(1)	36,000	28,485

Ghana – 4.1%
Ghana Government International Bond, 10.75%, 10/14/30(1)(6)	51,000	33,405
Ghana Government International Bond, 8.95%, 03/26/51(1)(6)	164,000	80,204
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	113,209
Kosmos Energy Ltd., 7.75%, 05/01/27	50,000	48,953
Tullow Oil PLC, 7.00%, 03/01/25(1)	106,000	102,953
Total Ghana		378,724

Guatemala – 1.8%
Guatemala Government Bond, 3.70%, 10/07/33(1)	30,000	23,766
Guatemala Government Bond, 6.60%, 06/13/36(1)	45,000	44,170
Guatemala Government Bond, 6.13%, 06/01/50	11,000	9,673
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	87,000	83,384
Total Guatemala		160,993

Honduras – 0.2%
Honduras Government International Bond, 6.25%, 01/19/27	19,000	18,045

Hong Kong – 1.9%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	199,000	177,924

India – 2.4%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24	33,000	32,752
Jsw Hydro Energy Ltd., 4.13%, 05/18/31	60,375	52,526
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	116,000	115,546
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	35,000	31,255
Total India		232,079

Indonesia – 2.1%
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25	65,000	65,569
Indika Energy TBK PT, 8.75%, 05/07/29(1)	32,000	31,740
Minejesa Capital BV, 5.63%, 08/10/37(1)	109,000	94,955
Total Indonesia		192,264

Iraq – 1.6%
Iraq International Bond, 5.80%, 01/15/28	162,500	152,206

Israel – 0.5%
Energian Israel Finance Ltd., 4.88%, 03/30/26(1)	45,000	42,539

Ivory Coast – 1.9%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	107,389	100,044
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	80,000	76,696
Total Ivory Coast		176,740

Jordan – 0.9%
Jordan Government International Bond, 7.50%, 01/13/29(1)	35,000	34,650
Jordan Government International Bond, 7.38%, 10/10/47(1)	51,000	43,732
Total Jordan		78,382

Kazakhstan – 0.9%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	96,000	85,890

Kenya – 1.3%
Republic of Kenya Government International Bond, 7.00%, 05/22/27(1)	31,000	29,988
Republic of Kenya Government International Bond, 8.00%, 05/22/32(1)	96,000	88,238
Total Kenya		118,226

Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	200,000	13,200

Macau – 1.5%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	161,000	138,863

Mexico – 9.7%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(4)(5)	126,000	125,575
Banco Mercantil del Norte SA, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(4)(5)	90,000	84,600
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(1)(4)(5)	16,000	15,946
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	9,000	6,795
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	147,385
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 5.16%), perpetual(1)(4)(5)	29,000	31,169
Petroleos Mexicanos, 5.35%, 02/12/28	283,000	248,304
Petroleos Mexicanos, 8.75%, 06/02/29	97,000	93,993
Petroleos Mexicanos, 5.95%, 01/28/31	122,000	96,715
Petroleos Mexicanos, 6.75%, 09/21/47	87,000	55,684
Total Mexico		906,166

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Nigeria – 3.6%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	$40,000	$37,765
Nigeria Government International Bond, 6.13%, 09/28/28(1)	229,000	202,940
Nigeria Government International Bond, 7.88%, 02/16/32(1)	105,000	92,269
Total Nigeria		332,974

Oman – 0.4%
Oman Government International Bond, 6.00%, 08/01/29(1)	22,000	22,076
Oman Government International Bond, 7.38%, 10/28/32(1)	21,000	22,705
Total Oman		44,781

Pakistan – 2.0%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	205,000	185,525

Papua New Guinea – 0.3%
Papua New Guinea Government International Bond, 8.38%, 10/04/28	30,000	28,416

Paraguay – 0.3%
Paraguay Government International Bond, 2.74%, 01/29/33	33,000	26,060

Peru – 0.3%
Petroleos del Peru SA, 4.75%, 06/19/32	35,000	26,184

Senegal – 0.2%
Senegal Government International Bond, 6.25%, 05/23/33(1)	24,000	20,408

South Africa – 4.7%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	98,000	96,898
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	40,796
Republic of South Africa Government International Bond, 5.88%, 04/20/32	150,000	133,688
Sasol Financing USA LLC, 4.38%, 09/18/26	75,000	70,875
Sasol Financing USA LLC, 6.50%, 09/27/28	105,000	99,914
Total South Africa		442,171

Sri Lanka – 0.9%
Sri Lanka Government International Bond, 6.35%, 06/28/24(6)	21,000	11,983
Sri Lanka Government International Bond, 7.85%, 03/14/29(1)(6)	131,000	74,588
Total Sri Lanka		86,571

Tanzania – 0.6%
HTA Group Ltd., 7.00%, 12/18/25(1)	52,000	52,114

Tunisia – 0.2%
Tunisian Republic, 5.75%, 01/30/25(1)	20,000	18,925

Turkey – 7.2%
Akbank TAS, 6.80%, 02/06/26(1)	25,000	25,023
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	42,000	40,779
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	88,039
Turk Telekomunikasyon AS, 6.88%, 02/28/25(1)	73,000	73,205
Turkey Government International Bond, 9.38%, 03/14/29	44,000	47,850
Turkey Government International Bond, 5.95%, 01/15/31	332,000	304,818
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	91,071
Total Turkey		670,785

Ukraine – 0.9%
Ukraine Government International Bond, 7.75%, 09/01/28(1)(6)	306,000	87,348

Uzbekistan – 0.6%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	67,000	53,642

Venezuela – 2.3%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	962,000	128,427
Petroleos de Venezuela SA, 6.00%, 05/16/24(6)	285,000	35,340
Petroleos de Venezuela SA, 6.00%, 11/15/26(6)	48,000	6,000
Venezuela Government International Bond, 12.75%, 08/23/22(6)	44,000	9,416
Venezuela Government International Bond, 11.95%, 08/05/31(6)	120,000	25,620
Total Venezuela		204,803

Vietnam – 1.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	83,928	80,374
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	18,446	17,665
Total Vietnam		98,039

Zambia – 0.3%
Zambia Government International Bond, 5.38%, 09/20/24(1)(6)	42,000	27,813

TOTAL INVESTMENTS - 98.7%
(Cost $8,838,737)		9,134,605
Other Assets in Excess of Liabilities - 1.3%		123,435
Net Assets - 100.0%		$9,258,040

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $4,316,228, or 46.6% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2024.
(3)	Payment in-kind security.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(5)	Perpetual security with no stated maturity date.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.

Abbreviations:
CMT — Constant Maturity Treasury Index
PIK — Payment in-Kind

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$9,134,605	$—	$9,134,605
Total	$—	$9,134,605	$—	$9,134,605